EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	2023	2022
	$	$
Net earnings (loss)	(103,766,137)	17,775,766
Basic weighted average number of common shares outstanding	224,311,227	193,113,983
Basic earnings (loss) per share	(0.46)	0.09

Basic weighted average number of common shares outstanding	224,311,227	193,113,983
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	7,477,680
Diluted weighted average number of common shares outstanding	224,311,227	200,591,663
Diluted earnings (loss) per share	(0.46)	0.09
Excluded from the above calculations for the years ended December 31, 2023 and 2022 are all outstanding stock options, share warrant obligations, convertible debentures, RSUs, and DSUs, which are deemed to be anti-dilutive.